CONSOLIDATED STATEMENTS OF MEMBERS DEFICIT - USD ($)	5 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in members equity
Consolidated net loss	$ (2,958,534)	$ (2,958,534)	$ (4,878,363)
Accumulated Deficit
Increase (decrease) in members equity
Consolidated net loss	(2,958,534)		(4,878,363)
Inspirato LLC
Increase (decrease) in members equity
Balance - beginning of year			(163,205,000)	$ (165,455,000)	$ (165,287,000)
Consolidated net loss			(22,218,000)	(540,000)	(6,249,000)
Redeemed units			(7,258,000)
Equity based compensation			3,258,000	2,790,000	1,434,000
Issuance of common units upon exercise of unit option awards, net of shares withheld for income taxes			(148,000)
Distributions			(120,000)
Balance - End of year	$ (163,205,000)	$ (163,205,000)	$ (189,691,000)	$ (163,205,000)	$ (165,455,000)
Inspirato LLC | Common Units
Increase (decrease) in members equity
Redeemed units (in shares)			(18,046)
Inspirato LLC | Member Units | Common Units
Increase (decrease) in members equity
Balance - beginning of year (in shares)			1,166,154	1,166,154	1,166,154
Redeemed units (in shares)			(18,046)
Issuance of common units upon exercise of unit option awards, net of shares withheld for income taxes (in shares)			728
Balance - End of year (in shares)	1,166,154	1,166,154	1,148,836	1,166,154	1,166,154
Inspirato LLC | Member Units | Series C Preferred Units
Increase (decrease) in members equity
Balance - beginning of year			$ 21,477,000	$ 21,477,000	$ 21,477,000
Balance - beginning of year (in shares)			491,467	491,467	491,467
Balance - End of year	$ 21,477,000	$ 21,477,000	$ 21,477,000	$ 21,477,000	$ 21,477,000
Balance - End of year (in shares)	491,467	491,467	491,467	491,467	491,467
Inspirato LLC | Accumulated Deficit
Increase (decrease) in members equity
Balance - beginning of year			$ (184,682,000)	$ (186,932,000)	$ (186,764,000)
Consolidated net loss			(22,218,000)	(540,000)	(6,249,000)
Redeemed units			(7,258,000)
Equity based compensation			3,258,000	2,790,000	1,434,000
Issuance of common units upon exercise of unit option awards, net of shares withheld for income taxes			(148,000)
Distributions			(120,000)
Balance - End of year	$ (184,682,000)	$ (184,682,000)	$ (211,168,000)	$ (184,682,000)	(186,932,000)
ASU 2014-09 | Inspirato LLC | Adjustment
Increase (decrease) in members equity
Balance - beginning of year					4,647,000
ASU 2014-09 | Inspirato LLC | Adjustment | Accumulated Deficit
Increase (decrease) in members equity
Balance - beginning of year					$ 4,647,000